Note 5 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforward	$ 13,403	$ 7,244
Intangible asset	191	329
Deferral of tax deduction of R&D expense	2,891	1,239
Share based compensation	2,754	1,427
Less: valuation allowance	(19,239)	(10,239)
Net deferred tax assets